Investment Risks - Federated Hermes Short Duration Corporate ETF	Apr. 30, 2026
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Issuer Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund’s portfolio holdings, its share price and its performance.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
Risk of Foreign Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies and national governments, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
Risk Associated with Noninvestment Grade Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk Associated with Noninvestment-Grade Securities. Securities rated below investment grade may be subject to greater interest rate, credit and liquidity risks than investment-grade securities. These securities are considered speculative with respect to the issuer’s ability to pay interest and repay principal.
Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying Fund Risk. The risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by Underlying Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of Underlying Funds to achieve their respective investment objectives. The Fund bears Underlying Fund fees and expenses indirectly.
ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. As an ETF, the Fund is subject to the following risks:
Authorized Participants Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants Concentration Risk. To the extent that the Fund invests in instruments that trade outside of a collateralized settlement system, it may have a limited number of financial institutions that act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, trading in Shares of the Fund may be significantly diminished, bid-ask spreads may widen, and the market price of Shares may represent a significant discount to net asset value (NAV). Shares may also face delisting from the Exchange.
Premium Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Premium/Discount Risk. There may be times when the market price of the Fund’s Shares is more than the NAV intra-day (i.e., the market price represents a premium to NAV) or less than the NAV intra-day (i.e., the market price represents a discount to NAV) and when bid-ask spreads widen. As a result, shareholders of the Fund may pay more than NAV when purchasing Shares and receive less than NAV when selling Fund Shares. This risk is heightened in times of market volatility and in steep market declines. In addition, a Fund’s end-of-day market price may deviate from its NAV to the extent that the Fund invests in foreign securities whose local trading markets close before the U.S. market closes because, although the Fund may value such securities at their local market closing prices for purposes of calculating NAV, the broader market may assign them a different value, including due to after-hours developments in their local markets, which may be reflected in the market price of Shares.
Secondary Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of Shares. Secondary market trading is subject to bid-ask spreads and trading in Fund Shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell Shares of the Fund. In addition, although the Fund’s Shares are listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained, that bid-ask spreads will be narrow, or that the Fund’s Shares will continue to be listed.
Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its Shares only in large blocks called Creation Units and only to Authorized Participants. Unlike most other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. As a result, an investment in the Fund may incur certain costs, including brokerage costs in connection with investing cash received and may recognize capital gains in connection with cash redemptions, unlike an ETF that effects creations and redemptions only in-kind. In addition, costs could be imposed on the Fund which would have the effect of decreasing the Fund’s net asset value to the extent the costs are not offset by a transaction fee payable by an Authorized Participant.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
Risk of Investing in Derivative Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in Derivative Contracts. Derivative contracts involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts may also involve other risks described in this Prospectus, such as interest rate, credit, liquidity and leverage risks.
Risk Related to the Economy [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Global economic, political and financial conditions, including geopolitical conflicts and other events (e.g., wars, tensions, sanctions and terrorism) legislative changes or shifts in fiscal or monetary policy or reform, industry or economic trends and developments grid congestion or capacity constraints, natural disasters or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, have a significant effect on the economies of many nations, including the U.S., and financial markets generally and cause the Fund to experience volatility, loss of value, illiquidity, shareholder redemptions, and/or other potentially adverse effects.
Mortgage Backed Securities MBS Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-Backed Securities (MBS) Risk. A rise in interest rates may cause the value of MBS held by the Fund to decline. These securities may have exposure to borrowers with weakened credit histories, increasing the potential for default (subprime risk). Certain MBS issued by GSEs are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. The Fund’s investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS. The liquidity of non-agency MBS and CMOs may also vary dramatically over time.
Prepayment and Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment and Extension Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities. When interest rates rise, homeowners are less likely to prepay their mortgages. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security, and the price of mortgage-backed securities may decrease more than the price of other fixed-income securities.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
Exchange Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.
Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	All funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.